Retirement Plans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans (Additional Textual) [Abstract]
Maximum contribution of participants	98.00%
Condition For Employer Matching Contribution	Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay.
Matching contribution of Company	100.00%
Matching contribution of Company by payment two	50.00%
Specified percentage of payment one	3.00%
Specified percentage of payment two	2.00%
Amount of matching contribution	$ 726	$ 954	$ 1,200
Expensed related to retirement	40	93	69
Eligibility criteria for compensation	sixth anniversary of the participant’s first board meeting
Supplemental Executive Retirement Plans [Member]
Retirement Plans (Textual) [Abstract]
Discretionary contributions	0	0	0
Number of officers eligible to receive annual benefit	1
Number of specified officers	5
Number of installment	15
Amount of installment	50
One time lump sum payment	600
Amount of contributions to fund the supplemental retirement agreements	0	0
Plan assets for unfunded plan	0
Defined benefit plan expected future benefit payments over ten years	0
Period of no benefit payments	10 years
Executive Savings Plan [Member]
Retirement Plans (Textual) [Abstract]
contribution to the plan			$ 0
Hampton Roads Investments Inc. [Member]
Retirement Plans (Textual) [Abstract]
Minimum age	21
Minimum service period	3 months
Shore Bank [Member]
Retirement Plans (Textual) [Abstract]
Minimum age	18
Minimum service period	3 months